Goodwill and Other Intangible Assets (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Intangible Assets By Major Class [Line Items]
Goodwill	$ 48,856	$ 48,854	$ 48,359	$ 48,357
Mortgage servicing rights	13,093	13,649
Other intangible assets:
Other intangible assets	3,857	4,039
Core Deposit Intangibles [Member]
Other intangible assets:
Other intangible assets	806	879
Other intangibles [Member]
Other intangible assets:
Other intangible assets	1,649	1,670
Purchased Credit Card Relationships [Member]
Other intangible assets:
Other intangible assets	820	897
Other credit card- related intangibles [Member]
Other intangible assets:
Other intangible assets	$ 582	$ 593